Schedule of Investments (unaudited)	iShares® Cybersecurity and Tech ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 11.5%
Accton Technology Corp.	1,724,000	$12,964,224
ADTRAN Holdings Inc.	169,630	3,809,890
Calix Inc.(a)(b)	200,480	14,763,347
Juniper Networks Inc.	833,825	25,515,045
Radware Ltd.(a)	140,251	3,228,578
		60,281,084
IT Services — 8.2%
Akamai Technologies Inc.(a)(b)	254,583	22,487,316
Change Inc.	136,300	1,820,684
My EG Services Bhd	15,968,200	2,989,451
Okta Inc.(a)	261,044	14,649,789
Secunet Security Networks AG	4,737	1,039,093
		42,986,333
Professional Services — 14.8%
Booz Allen Hamilton Holding Corp.	294,383	32,043,590
CACI International Inc., Class A(a)	81,663	24,828,002
Science Applications International Corp.	196,777	21,318,820
		78,190,412
Software — 65.4%
A10 Networks Inc.	230,129	3,866,167
Absolute Software Corp.	178,002	2,137,566
Ahnlab Inc.	20,693	903,978
Alarm.com Holdings Inc.(a)	167,976	9,883,708
BlackBerry Ltd.(a)	2,012,109	9,349,029
Check Point Software Technologies Ltd.(a)	198,015	25,589,478
Clear Secure Inc., Class A(a)	198,706	5,369,036
Cognyte Software Ltd.(a)	235,355	640,166
Crowdstrike Holdings Inc., Class A(a)	158,408	25,535,370
CyberArk Software Ltd.(a)(b)	140,683	22,074,570
Darktrace PLC(a)	965,167	3,950,616
Digital Arts Inc.	36,400	1,529,675
DocuSign Inc.(a)(b)	306,261	14,792,406
Everbridge Inc.(a)	132,614	4,154,797
Fortinet Inc.(a)	432,806	24,739,191
Kape Technologies PLC(a)	579,472	1,461,984
KnowBe4 Inc., Class A(a)	253,793	6,238,232
Micro Focus International PLC	1,132,544	6,752,935
Netcompany Group A/S(a)(c)	156,367	5,360,967
OneSpan Inc.(a)	124,492	1,368,167
Security	Shares	Value

Software (continued)
Palo Alto Networks Inc.(a)(b)	150,360	$25,800,272
Qualys Inc.(a)(b)	122,905	17,521,337
Rapid7 Inc.(a)(b)	200,192	9,062,692
SentinelOne Inc., Class A(a)(b)	644,636	14,723,486
TeamViewer AG(a)(c)	531,215	5,101,252
Telos Corp.(a)(b)	167,947	1,780,238
Tenable Holdings Inc.(a)(b)	372,620	15,143,277
Trend Micro Inc/Japan	451,700	22,776,291
Varonis Systems Inc.(a)(b)	377,044	10,093,468
VMware Inc., Class A	194,655	21,904,527
Zscaler Inc.(a)	163,728	25,230,485
		344,835,363

Total Long-Term Investments — 99.9%
(Cost: $578,238,853)		526,293,192

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	25,308,285	25,303,224
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	500,000	500,000

Total Short-Term Securities — 4.9%
(Cost: $25,811,095)		25,803,224

Total Investments — 104.8%
(Cost: $604,049,948)		552,096,416

Liabilities in Excess of Other Assets — (4.8)%		(25,087,360)

Net Assets — 100.0%		$527,009,056

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
October 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,048,701	$—	$(30,751,662	)(a)	$27,756	$(21,571)	$25,303,224	25,308,285	$26,047	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	—	(10,000	)(a)	—	—	500,000	500,000	9,676		—
					$27,756	$(21,571)	$25,803,224		$35,723		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	4	12/16/22	$517	$(18,016)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Cybersecurity and Tech ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$461,104,026	$65,189,166	$—	$526,293,192
Money Market Funds	25,803,224	—	—	25,803,224
	$486,907,250	$65,189,166	$—	$552,096,416
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(18,016)	$—	$—	$(18,016)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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